                                INVESTING

                                FOR THE                [PHOTO OF ADDING MACHINE]
[EATON VANCE MUTUAL FUNDS LOGO]
                                21ST

                                CENTURY-Registered Trademark-




Annual Report December 31, 2000



[PHOTO OF NYSE FLAG]               EATON VANCE
                                     SPECIAL
                                    EQUITIES
                                      FUND


[PHOTO OF AMERICAN FLAG]


[PHOTO OF NY STOCK EXCHANGE]

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

LETTER TO SHAREHOLDERS


[PHOTO]

James B. Hawkes
President

Eaton Vance Special Equities Fund Class A shares had a total return of -9.15% for the year ended December 31, 2000. That return was the result of a decrease in net asset value per share (NAV) from $9.39 on December 31, 1999 to $6.85 on December 31, 2000, and the reinvestment of $1.981 in capital gains distributions.(1)

Class B shares had a total return of -9.90% for the same period, the result of a decrease in NAV from $19.67 on December 31, 1999 to $16.05 on December 31, 2000, and the reinvestment of $1.981 in capital gains distributions.(1)

Class C shares had a total return of -9.74% for the same period, the result of a decrease in NAV from $14.22 on December 31, 1999 to $11.16 on December 31, 2000, and the reinvestment of $1.981 in capital gains distributions.(1)

SLOWER ECONOMIC GROWTH AND WEAKER EARNINGS PRODUCED A VOLATILE MARKET IN 2000...

Shifting economic momentum, together with a sharp sell-off in the technology sector, contributed to a volatile market in 2000. A look at the economic figures is helpful. In the fourth quarter of 1999, gross domestic product (GDP) expanded at an annualized rate of 7.3%. By the fourth quarter of 2000, however, economic growth had moderated significantly, with GDP growing a mere 1.4%, according to estimates. By the second half of the year, the Federal Reserve, which had pushed interest rates higher for a year in an effort to slow inflation, conceded that the economy may be weaker than anticipated. The slower economy was accompanied by news of weaker corporate earnings. With the increasing tide of bad news, stocks were poised for a correction.

2000 BROUGHT MORE RATIONAL VALUATIONS TO THE SMALL STOCK UNIVERSE...

One major positive in the unnerving volatility of the past year was a return to more rational stock valuations. Amid the "dot com" mania of recent years, investors pushed many stocks of companies with untested business plans and phantom earnings to unthinkably high price levels, often with unpleasant consequences. Although volatile, 2000 brought the return of reason to stock valuations, a development we believe will be healthy for investors and for the market over the long-term.

While the near-term economic outlook is uncertain, we are optimistic about the potential for small companies to be a long-term source of innovation and opportunity. Small companies often have more versatility and ability to generate strong revenue growth. We remain enthusiastic about the earnings potential of this segment of the market. In the following pages, portfolio manager Jack Smiley discusses the past year and provides his thoughts on small company growth stocks in the year ahead.

                             Sincerely,

                             /s/ James B. Hawkes
                             James B. Hawkes
                             President
                             February 7, 2001

--------------------------------------------------------------------------------

FUND INFORMATION
AS OF DECEMBER 31, 2000

PERFORMANCE(2)

                                 CLASS A      CLASS B     CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -9.15%        -9.90%      -9.74%
Five Years                        16.17         14.57       14.53
Ten Years                         14.45          N.A.        N.A.
Life of Fund(+)                    9.53         14.13       14.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -14.35%       -13.98%     -10.53%
Five Years                        14.79         14.34       14.53
Ten Years                         13.77          N.A.        N.A.
Life of Fund(+)                    9.34         14.13       14.66

(+) Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

TEN LARGEST EQUITY HOLDINGS(3)
--------------------------------------------------------------------------------
BISYS Group, Inc. (The)                        2.5%
Waddell & Reed Financial, Inc. Class A         2.2
Apollo Group, Inc.                             2.0
Pacific Sunwear of California, Inc.            1.8
Iron Mountain, Inc.                            1.8
DeVry, Inc.                                    1.7
Catalina Marketing Corp.                       1.7
On Assignment, Inc.                            1.6
Entercom Communications Corp.                  1.5
Tekelec                                        1.4

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. (2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. 1-year SEC return for Class C reflects 1% CDSC. (3) Ten largest equity holdings account for 18.2% of the Portfolio's investments, determined by dividing the total market value of the holdings by the total investments of the Portfolio. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

MANAGEMENT DISCUSSION


[PHOTO]
Edward E. (Jack) Smiley, Jr.
Portfolio Manager

AN INTERVIEW WITH EDWARD E. (JACK) SMILEY, JR., PORTFOLIO MANAGER OF EATON VANCE SPECIAL EQUITIES FUND



Q: JACK, 2000 WAS A DIFFICULT YEAR FOR THE FINANCIAL MARKETS. HOW WOULD YOU CHARACTERIZE THE CLIMATE FOR SMALL COMPANY STOCKS?

A: This year marked one of the most challenging investment periods in recent memory. The volatility that characterized the financial markets in general was especially evident within the small stock segment. That volatility was the result of several factors, including the Federal Reserve's continued hikes in short-term interest rates in the first half, a surge in global energy prices, increasing signs of an economic slowdown and a rising tide of earnings disappointments. Finally, the tightening in the capital markets, especially the high-yield bond market, had an impact on smaller companies for whom financing is critical to early-stage development.

     While there were profit shortfalls in industrial and cyclical sectors, the most dramatic profit declines were in the technology sector. The increasing volatility produced a difficult climate for small company stocks and placed a higher premium on stock-picking.

Q: YOU MENTIONED THAT TECHNOLOGY WAS ESPECIALLY HARD-HIT IN 2000. WHAT CONTRIBUTED TO THE SECTOR'S DIFFICULTIES?

A: In recent years, technology has accounted for major increases in productivity. The investments that businesses have made in technology have paid off handsomely. However, with signs of a serious slowdown in the economy, many businesses have indicated plans to reduce technology expenditures in 2001, opting instead to rely on current technology platforms until business conditions improve. These cutbacks in expenditures could very well result in slower sales for some segments of the technology sector, including commodity semiconductors, personal computers and some software areas.

     Another trend that worked against technology was that investors became increasingly demanding of so-called "new economy" companies. Those companies with failing business models or poor earnings visibility received increasingly harsh treatment. As a result, many of the "dot coms" and Internet-related companies experienced extremely sharp price declines.

Q:   WHAT CHANGES HAVE YOU MADE TO THE PORTFOLIO IN RECENT MONTHS?

A: We've made some adjustments to reflect a changing economic outlook and shifted our emphasis somewhat. Business services and technology represent a significant portion of
--------------------------------------------------------------------------------

[CHART]

FIVE LARGEST INDUSTRY WEIGHTINGS(1)
----------------------------------
Business Services                   10.4%
Computer Software                    7.8%
Electronics - Semiconductors         7.2%
Software Services                    6.0%
Medical Products                     5.9%

(1) Because the Portfolio is actively managed, Industry Weightings are subject to change.

--------------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

MANAGEMENT DISCUSSION CONT'D


the small stock universe and will continue to play a major role in the Portfolio. However, we have become increasingly selective in these areas, focusing on companies with value-added products and services that we believe can sustain demand through a slower economy.

The Portfolio has also maintained an exposure to healthcare-related areas, including medical products and biotechnology. These sectors have historically been less economically-sensitive and therefore considered good defensive areas in a weaker economy. Education is another sector where we have significant investments. Some well-positioned companies have benefited from the search for educational alternatives and the fact that education is currently at the top of the nation's political agenda.

Energy companies, including oil and gas producers and energy services companies, have been major beneficiaries of higher energy prices over the past year. Higher energy prices have prompted a modest upswing in new exploration activity. In addition, there is increasing talk of developing a national energy policy to promote the domestic energy industry and make the U.S. less dependant on foreign sources. Finally, we maintained an investment in a well-placed investment services company. A weaker economy and a trend toward lower interest rates would likely help investment services companies, which also benefit from the continuing wealth-building among soon-to-retire baby-boomers.

Q: YOU MENTIONED BECOMING MORE SELECTIVE TOWARD BUSINESS SERVICES AND TECHNOLOGY COMPANIES. COULD YOU GIVE SOME EXAMPLES?

A: Yes. Iron Mountain, Inc. is a good example of a company we believe can sustain sales momentum through a softer business environment. As a provider of record and information management services, Iron Mountain has been a beneficiary of a trend toward out-sourcing of business services. The company provides physical and electronic storage and retrieval services for a well-diversified customer base that includes financial services, law firms, entertainment and government agencies. Iron Mountain saw revenues rise more than 90% in the first nine months of 2000.

     On Assignment, Inc. provides temporary professional employment services targeted to the health care and scientific labwork areas. Customers include pharmaceutical companies, food and beverage companies, chemical manufacturers and the environmental industry. In serving this discrete segment of the economy, On Assignment has witnessed growing demand for its professional services.

Q: YOU INDICATED THAT THE PORTFOLIO HAD SOME LARGE INVESTMENTS IN THE EDUCATION SECTOR. COULD YOU ELABORATE?

A: Yes. Studies have consistently shown the strong correlation between education and earnings power. Currently, about 56% of the workforce has a college degree. One of the Portfolio's largest holdings was DeVry, Inc. The company provides career-oriented, technology-based, post-secondary education programs that address the growing need within industry for technologically-proficient workers. DeVry enjoyed a 23% rise in fourth quarter revenues, reflecting rising student enrollments and higher tuition levels. Another such company, Career Education Corp., provides career-oriented training in 15 states, with a focus on areas such as communications, information and design technology and culinary arts.

Q: YOU SUGGESTED THAT THE CURRENT ECONOMIC CLIMATE MAY BE BENEFICIAL FOR THE INVESTMENT SERVICES SECTOR. CAN YOU GIVE AN EXAMPLE OF AN INVESTMENT IN THAT SECTOR?

A: Yes. Waddell & Reed Financial is an asset manager that has generated very impressive growth in recent years. The company offers mutual funds and insurance-based products and saw revenues rise 47% in 2000, due primarily to a 13% rise in assets under management.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

MANAGEMENT DISCUSSION CONT'D


     Waddell has benefited from a trend toward wealth accumulation among baby-boomers as well as from an acquisition strategy that has added significantly to the company's asset base in recent years.

Q:   WHAT WERE SOME OF THE WEAKER AREAS FOR THE PORTFOLIO DURING THE PAST YEAR?

A: Telecommunications product companies were a disappointing sector. These companies' products include fiber optics, modems, wireless software and network equipment for telecom service providers. Rising competition and falling prices within the telecom sector have prompted many telecom service providers to re-think their business models, with some companies reducing or eliminating their voice exposure altogether. That, in turn, has resulted in weaker demand for telecom and network equipment. The performance of the equipment company stocks reflected the group's uncertain outlook.

Q:   JACK, WHAT IS YOUR OUTLOOK FOR SMALLER GROWTH STOCKS IN THE COMING YEAR?

A: Clearly, the market sell-off in the second half of 2000 reflected the prospect of an earnings slowdown, especially in technology. Given the strong run the equity markets had in the 1990s, a market correction was not altogether unexpected. Looking forward, I believe that stock selection will be key to performance, especially if a weaker economy results in slower spending.

     A more accommodative Fed policy could reinvigorate the economy over time. With their newly attractive valuations, the small stock component of the market is increasingly interesting. I believe that selected, niche companies with value-added products can continue to generate above-average earnings growth. While the uncertain economy may signal caution, the Portfolio will continue to seek opportunities among promising small companies.


COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE SPECIAL EQUITIES FUND CLASS A VS. THE STANDARD & POOR'S SMALL CAP 600 INDEX*

December 31, 1990 - December 31, 2000

[CHART]

EATON VANCE SPECIAL EQUITIES FUND - CLASS A
Inception: 4/22/68

                                                       S&P
                  FUND                 FUND,      SMALLCAP
              VALUE AT            VALUE WITH           600
    DATE           NAV          SALES CHARGE         INDEX
12/31/1990     $10,000               $10,000       $10,000
 1/31/1991     $11,014               $10,383       $10,718
 2/28/1991     $11,978               $11,293       $11,931
 3/31/1991     $12,689               $11,962       $12,681
 4/30/1991     $12,409               $11,699       $12,710
 5/31/1991     $13,252               $12,493       $13,211
 6/30/1991     $12,390               $11,681       $12,641
 7/31/1991     $13,374               $12,609       $13,140
 8/31/1991     $13,727               $12,941       $13,715
 9/30/1991     $13,546               $12,770       $13,830
10/31/1991     $14,119               $13,310       $14,318
11/30/1991     $13,678               $12,895       $13,675
12/31/1991     $15,733               $14,832       $14,848
 1/31/1992     $15,600               $14,707       $15,976
 2/29/1992     $15,782               $14,879       $16,311
 3/31/1992     $14,873               $14,022       $15,856
 4/30/1992     $14,229               $13,414       $15,218
 5/31/1992     $14,163               $13,352       $15,393
 6/30/1992     $13,601               $12,822       $14,803
 7/31/1992     $14,344               $13,523       $15,354
 8/31/1992     $14,080               $13,274       $14,917
 9/30/1992     $14,361               $13,539       $15,342
10/31/1992     $14,741               $13,897       $15,981
11/30/1992     $15,898               $14,988       $17,356
12/31/1992     $16,159               $15,234       $17,973
 1/31/1993     $16,501               $15,556       $18,455
 2/28/1993     $15,314               $14,438       $17,930
 3/31/1993     $15,620               $14,726       $18,615
 4/30/1993     $14,362               $13,540       $17,937
 5/31/1993     $15,350               $14,472       $18,900
 6/30/1993     $15,296               $14,421       $19,020
 7/31/1993     $15,045               $14,183       $19,217
 8/31/1993     $15,818               $14,912       $20,232
 9/30/1993     $16,285               $15,353       $20,966
10/31/1993     $16,447               $15,505       $21,368
11/30/1993     $16,087               $15,166       $20,603
12/31/1993     $16,344               $15,408       $21,349
 1/31/1994     $16,557               $15,609       $21,852
 2/28/1994     $16,460               $15,518       $21,788
 3/31/1994     $15,025               $14,165       $20,225
 4/30/1994     $15,025               $14,165       $20,528
 5/31/1994     $14,618               $13,781       $20,122
 6/30/1994     $13,843               $13,050       $19,375
 7/31/1994     $14,036               $13,233       $19,616
 8/31/1994     $15,316               $14,439       $20,953
 9/30/1994     $14,851               $14,001       $20,844
10/31/1994     $15,142               $14,275       $20,637
11/30/1994     $14,521               $13,690       $19,849
12/31/1994     $14,775               $13,929       $20,330
 1/31/1995     $14,624               $13,787       $20,044
 2/28/1995     $15,247               $14,374       $20,869
 3/31/1995     $15,612               $14,718       $21,292
 4/30/1995     $15,612               $14,718       $21,767
 5/31/1995     $15,784               $14,880       $22,108
 6/30/1995     $16,149               $15,225       $23,320
 7/31/1995     $17,115               $16,136       $25,103
 8/31/1995     $17,588               $16,581       $25,648
 9/30/1995     $17,545               $16,540       $26,301
10/31/1995     $16,901               $15,933       $25,004
11/30/1995     $17,609               $16,601       $25,992
12/31/1995     $18,219               $17,176       $26,422
 1/31/1996     $18,173               $17,133       $26,479
 2/29/1996     $18,858               $17,779       $27,346
 3/31/1996     $18,950               $17,865       $27,932
 4/30/1996     $19,794               $18,661       $29,536
 5/31/1996     $20,616               $19,436       $30,585
 6/30/1996     $20,434               $19,264       $29,387
 7/31/1996     $18,881               $17,800       $27,364
 8/31/1996     $19,794               $18,661       $29,055
 9/30/1996     $21,324               $20,103       $30,330
10/31/1996     $21,644               $20,405       $30,120
11/30/1996     $22,602               $21,309       $31,684
12/31/1996     $22,548               $21,257       $32,054
 1/31/1997     $23,178               $21,851       $32,587
 2/28/1997     $21,339               $20,117       $31,912
 3/31/1997     $19,827               $18,692       $30,275
 4/30/1997     $19,827               $18,692       $30,646
 5/31/1997     $22,779               $21,475       $34,245
 6/30/1997     $23,763               $22,403       $35,759
 7/31/1997     $24,747               $23,330       $38,007
 8/31/1997     $24,598               $23,190       $38,964
 9/30/1997     $25,761               $24,286       $41,541
10/31/1997     $25,105               $23,667       $39,748
11/30/1997     $24,866               $23,443       $39,459
12/31/1997     $25,744               $24,270       $40,255
 1/31/1998     $25,707               $24,235       $39,470
 2/28/1998     $27,806               $26,214       $43,065
 3/31/1998     $29,144               $27,475       $44,710
 4/30/1998     $29,659               $27,961       $44,974
 5/31/1998     $27,633               $26,051       $42,592
 6/30/1998     $28,959               $27,301       $42,711
 7/31/1998     $27,043               $25,495       $39,449
 8/31/1998     $21,738               $20,493       $31,835
 9/30/1998     $24,059               $22,682       $33,784
10/31/1998     $25,164               $23,724       $35,353
11/30/1998     $26,896               $25,356       $37,343
12/31/1998     $29,817               $28,110       $39,728
 1/31/1999     $30,056               $28,335       $39,231
 2/28/1999     $27,511               $25,936       $35,695
 3/31/1999     $28,408               $26,781       $36,156
 4/30/1999     $28,653               $27,012       $38,545
 5/31/1999     $29,387               $27,705       $39,483
 6/30/1999     $31,959               $30,129       $41,730
 7/31/1999     $31,591               $29,783       $41,362
 8/31/1999     $31,347               $29,552       $39,542
 9/30/1999     $32,653               $30,783       $39,710
10/31/1999     $34,571               $32,592       $39,612
11/30/1999     $37,632               $35,478       $41,279
12/31/1999     $42,428               $39,999       $44,658
 1/31/2000     $41,298               $38,934       $43,274
 2/29/2000     $49,160               $46,346       $49,069
 3/31/2000     $50,406               $47,521       $47,255
 4/30/2000     $44,766               $42,203       $46,445
 5/31/2000     $42,276               $39,856       $45,068
 6/30/2000     $47,764               $45,030       $47,733
 7/31/2000     $44,207               $41,676       $46,562
 8/31/2000     $48,933               $46,131       $50,689
 9/30/2000     $46,646               $43,976       $49,309
10/31/2000     $43,597               $41,101       $49,617
11/30/2000     $35,264               $33,245       $44,451
12/31/2000     $38,545               $36,339       $49,933

PERFORMANCE**

                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One Year                          -9.15%     -9.90%     -9.74%
Five Years                        16.17       14.57     14.53
Ten Years                         14.45        N.A.      N.A.
Life of Fund(+)                    9.53       14.13     14.66

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                         -14.35%     -13.98%   -10.53%
Five Years                        14.79       14.34     14.53
Ten Years                         13.77        N.A.      N.A.
Life of Fund(+)                    9.34       14.13     14.66

(+) Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

*    Source: TowersData, Bethesda, MD; Lipper, Inc..

     The chart compares the Fund's total return with that of the S&P 600 Small Cap Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 8/22/94 at net asset value would have been worth $23,174 on December 31, 2000. An investment in the Fund's Class C shares on 11/17/94 at net asset value would have been worth $23,096 on December 31, 2000.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table above do not reflect the deduction of taxes that a shareholder would incur on Fund distributions or the redemption of Fund shares.

INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI  02904-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110




EATON VANCE SPECIAL EQUITIES FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

172-2/01                                                                   SESRC

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investment in Special Equities
   Portfolio, at value
   (identified cost, $91,296,104)         $104,428,820
Receivable for Fund shares sold                397,784
------------------------------------------------------
TOTAL ASSETS                              $104,826,604
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    372,938
Payable to affiliate for Trustees' fees          1,089
Payable to affiliate for service fees              250
Accrued expenses                                65,755
------------------------------------------------------
TOTAL LIABILITIES                         $    440,032
------------------------------------------------------
NET ASSETS                                $104,386,572
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 95,007,380
Accumulated distributions in excess of
   net realized gain from Portfolio
   (computed on the basis of
   identified cost)                         (3,753,524)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         13,132,716
------------------------------------------------------
TOTAL                                     $104,386,572
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 89,183,366
SHARES OUTSTANDING                          13,015,695
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       6.85
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $6.85)       $       7.27
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $ 10,752,698
SHARES OUTSTANDING                             670,110
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      16.05
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  4,450,508
SHARES OUTSTANDING                             398,898
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      11.16
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
------------------------------------------------------
Interest allocated from Portfolio         $    436,793
Dividends allocated from Portfolio             156,505
Expenses allocated from Portfolio             (857,220)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (263,922)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      4,390
Distribution and service fees
   Class A                                     175,619
   Class B                                      97,057
   Class C                                      23,965
Transfer and dividend disbursing
   agent fees                                  163,053
Registration fees                               61,711
Legal and accounting services                   24,569
Custodian fee                                   19,818
Printing and postage                            19,797
Miscellaneous                                    8,378
------------------------------------------------------
TOTAL EXPENSES                            $    598,357
------------------------------------------------------

NET INVESTMENT LOSS                       $   (862,279)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,114,495
------------------------------------------------------
NET REALIZED GAIN                         $  6,114,495
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,749,293)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(15,749,293)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (9,634,798)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(10,497,077)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (862,279) $        (672,235)
   Net realized gain                              6,114,495         23,608,127
   Net change in unrealized
      appreciation (depreciation)               (15,749,293)         8,998,968
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $     (10,497,077) $      31,934,860
------------------------------------------------------------------------------
Distributions to shareholders --
   From net realized gain
      Class A                             $     (18,458,577) $     (10,854,787)
      Class B                                      (695,618)          (322,759)
      Class C                                      (249,479)           (82,724)
   In excess of net realized gain
      Class A                                    (3,348,005)                --
      Class B                                      (326,951)                --
      Class C                                       (78,568)                --
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $     (23,157,198) $     (11,260,270)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      18,855,772  $       6,150,129
      Class B                                     8,067,535          2,077,454
      Class C                                     4,558,954            656,838
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    19,767,326          9,699,962
      Class B                                       915,144            294,993
      Class C                                       309,919             82,601
   Cost of shares redeemed
      Class A                                   (19,036,008)        (8,810,063)
      Class B                                    (2,317,996)        (1,140,585)
      Class C                                      (815,754)          (500,354)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      30,304,892  $       8,510,975
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (3,349,383) $      29,185,565
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     107,735,955  $      78,550,390
------------------------------------------------------------------------------
AT END OF YEAR                            $     104,386,572  $     107,735,955
------------------------------------------------------------------------------

Accumulated net investment
loss included in net assets
------------------------------------------------------------------------------
AT END OF YEAR                            $              --  $              --
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                  --------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31,
                                  --------------------------------------------------------------
                                    2000(1)        1999(1)        1998        1997        1996
------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 9.390       $  7.500      $ 6.990     $ 8.950     $ 7.980
------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------
Net investment loss                 $(0.059)      $ (0.060)     $(0.055)    $(0.032)    $(0.009)
Net realized and unrealized
   gain (loss)                       (0.500)         3.064        1.126       0.922       1.874
------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(0.559)      $  3.004      $ 1.071     $ 0.890     $ 1.865
------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------
From net realized gain              $(1.660)      $ (1.114)     $(0.561)    $(2.706)    $(0.895)
In excess of net realized gain       (0.321)            --           --      (0.144)         --
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.981)      $ (1.114)     $(0.561)    $(2.850)    $(0.895)
------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 6.850       $  9.390      $ 7.500     $ 6.990     $ 8.950
------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                       (9.15)%        42.30%       15.82%      14.18%      23.76%
------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $89,183       $100,009      $73,896     $73,144     $76,999
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.18%          1.21%        1.23%       1.12%       1.04%
   Net investment loss                (0.66)%        (0.77)%      (0.76)%     (0.46)%     (0.10)%
Portfolio Turnover of the
   Portfolio                            136%           103%         116%        156%         91%
------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS B
                                  --------------------------------------
                                         YEAR ENDED DECEMBER 31,
                                  --------------------------------------
                                    2000(1)        1999(1)        1998
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $19.670        $14.820      $13.320
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment loss                 $(0.286)       $(0.245)     $(0.162)
Net realized and unrealized
   gain (loss)                       (1.353)         6.209        2.223
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.639)       $ 5.964      $ 2.061
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net realized gain              $(1.660)       $(1.114)     $(0.561)
In excess of net realized gain       (0.321)            --           --
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.981)       $(1.114)     $(0.561)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $16.050        $19.670      $14.820
------------------------------------------------------------------------

TOTAL RETURN(2)                       (9.90)%        41.36%       15.74%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $10,753        $ 6,508      $ 3,946
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         1.98%          2.01%        2.09%
   Net investment loss                (1.46)%        (1.57)%      (1.25)%
Portfolio Turnover of the
   Portfolio                            136%           103%         116%
------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS C
                                  --------------------------------------
                                         YEAR ENDED DECEMBER 31,
                                  --------------------------------------
                                    2000(1)        1999(1)        1998
------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $14.220        $11.000      $ 9.960
------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------
Net investment loss                 $(0.202)       $(0.183)     $(0.241)
Net realized and unrealized
   gain (loss)                       (0.877)         4.517        1.842
------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.079)       $ 4.334      $ 1.601
------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------
From net realized gain              $(1.660)       $(1.114)     $(0.561)
In excess of net realized gain       (0.321)            --           --
------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(1.981)       $(1.114)     $(0.561)
------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $11.160        $14.220      $11.000
------------------------------------------------------------------------

TOTAL RETURN(2)                       (9.74)%        40.90%       16.44%
------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 4,451        $ 1,219      $   709
Ratios (As a percentage of
   average daily net assets):
   Expenses(3)                         2.01%          2.04%        2.11%
   Net investment loss                (1.49)%        (1.61)%      (1.24)%
Portfolio Turnover of the
   Portfolio                            136%           103%         116%
------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of the Portfolio's allocated expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares:
   Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at December 31, 2000). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $15,050,767 as a long-term taxable gain distribution for its taxable year ended December 31, 2000. At December 31, 2000, net capital losses of $3,077,051 attributable to security transactions incurred after October 31, 2000 are treated as arising on the first day of the Fund's next taxable year.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to make a distribution at least annually of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually substantially all of the net realized capital gains so allocated. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS A                                      2000         1999
    ------------------------------------------------------------------
    Sales                                      2,218,149      779,005
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                               2,338,026    1,165,040
    Redemptions                               (2,196,627)  (1,136,580)
    ------------------------------------------------------------------
    NET INCREASE                               2,359,548      807,465
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS B                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        410,240      126,080
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  48,054       16,893
    Redemptions                                 (119,010)     (78,434)
    ------------------------------------------------------------------
    NET INCREASE                                 339,284       64,539
    ------------------------------------------------------------------

                                              YEAR ENDED DECEMBER 31,
                                              ------------------------
    CLASS C                                      2000         1999
    ------------------------------------------------------------------
    Sales                                        351,530       57,804
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                  24,484        6,583
    Redemptions                                  (62,817)     (43,151)
    ------------------------------------------------------------------
    NET INCREASE                                 313,197       21,236
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $16,226 from the Fund as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2000.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $75,083 and $17,974 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2000, representing 0.75% of the average daily net assets for Class B and Class C shares. At December 31, 2000, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $305,000 and $576,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and investment dealers in amounts equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares for any fiscal year on shares of the Fund sold on or after October 12, 1999. The Class C Plan permits the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended December 31, 2000 amounted to $175,619, $21,974, and $5,991 for
   Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. A CDSC of 1% is imposed on any redemption of Class A shares made within 12 months of purchase that were acquired at net asset value if the purchase amount was $1 million or more. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $16,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2000.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $31,114,991 and $24,610,799, respectively, for the year ended December 31, 2000.

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE SPECIAL EQUITIES FUND
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Special Equities Fund (the "Fund") at December 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.4%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 3.4%
-----------------------------------------------------------------------
Catalina Marketing Corp.(1)                    45,000      $  1,752,187
Specialized market research.
Getty Images, Inc.(1)                          28,000           896,000
Provider of e-commerce imagery products
and services.
Harte-Hanks Communications, Inc.               40,000           947,500
Owns and operates an international
direct marketing company.
-----------------------------------------------------------------------
                                                           $  3,595,687
-----------------------------------------------------------------------
Auto and Parts -- 0.7%
-----------------------------------------------------------------------
Gentex Corp.(1)                                40,000      $    745,000
Sells automotive related parts and
smoke detectors.
-----------------------------------------------------------------------
                                                           $    745,000
-----------------------------------------------------------------------
Banks - Regional -- 0.6%
-----------------------------------------------------------------------
Cullen/Frost Bankers, Inc.                     16,000      $    669,000
Independent bank holding company.
-----------------------------------------------------------------------
                                                           $    669,000
-----------------------------------------------------------------------
Biotechnology -- 1.0%
-----------------------------------------------------------------------
Genzyme Transgenics Corp.(1)                   12,000      $    171,750
Biotechnology firm specializing in the
engineering of proteins.
Human Genome Sciences, Inc.(1)                  7,000           485,187
Researches and develops pharmaceutical
and diagnostic products.
Vertex Pharmaceuticals, Inc.(1)                 6,000           429,000
Develops drugs for use in HIV, cancer
and other diseases.
-----------------------------------------------------------------------
                                                           $  1,085,937
-----------------------------------------------------------------------
Broadcasting and Cable -- 0.4%
-----------------------------------------------------------------------
Pegasus Communications Corp.(1)                15,000      $    386,250
Independent distributor of DirectTV.
-----------------------------------------------------------------------
                                                           $    386,250
-----------------------------------------------------------------------
Broadcasting and Radio -- 2.6%
-----------------------------------------------------------------------
Cox Radio, Inc.(1)                             35,000      $    789,687
National radio broadcast company.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Radio (continued)
-----------------------------------------------------------------------
Entercom Communications Corp.(1)               45,000      $  1,549,687
Radio station operator.
Sirius Satellite Radio, Inc.(1)                13,000           389,187
Developing a satellite radio system to
deliver news and music to vehicles.
-----------------------------------------------------------------------
                                                           $  2,728,561
-----------------------------------------------------------------------
Business Services -- 10.4%
-----------------------------------------------------------------------
BreezeCom Ltd.(1)                              35,000      $    500,937
International consulting firm designing
technology solutions.
DiamondCluster International, Inc.(1)          33,000         1,006,500
E-business services firm providing
technology expertise to create digital
strategies for multinational businesses.
Fair, Isaac and Co., Inc.                       9,000           459,000
Developer of data management systems
and services.
Forrester Research, Inc.(1)                    26,000         1,301,625
Market research firm focused on the
Internet and technology.
Heidrick and Struggles International,
Inc.(1)                                        33,000         1,388,062
Executive search firm.
Hotel Reservations Network, Inc.(1)             7,000           198,625
Provides hotel accommodations through
the Internet.
I-many, Inc.(1)                                20,000           248,750
Provides software and internet solutions
that facilitate business-to-business
e-commerce.
Internet.com Corp.(1)                          42,000           249,375
Publisher of Internet industry news and
product reviews.
Iron Mountain, Inc.(1)                         50,000         1,856,250
Provides record and information
management services.
On Assignment, Inc.(1)                         60,000         1,710,000
Places professionals in need of
temporary help.
Pivotal Corp.(1)                               23,000           852,437
Provides networks which personalize
customer experiences on the Internet.
United Stationers(1)                           45,000         1,080,000
Wholesaler of office supplies and
equipment.
-----------------------------------------------------------------------
                                                           $ 10,851,561
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Chemicals -- 0.8%
-----------------------------------------------------------------------
Solutia, Inc.                                  70,000      $    840,000
Makes chemical-based products for
applications as varied as toothpaste,
baked goods and windshields.
-----------------------------------------------------------------------
                                                           $    840,000
-----------------------------------------------------------------------
Communications Equipment -- 4.0%
-----------------------------------------------------------------------
Aether Systems, Inc.(1)                         5,000      $    195,625
Provides wireless data services, systems
and software for mobile communications.
Centillium Communications, Inc.(1)             15,000           333,750
Enables broadband communications to the
home and business.
Ditech Communications Co.(1)                   10,000           160,625
Provides equipment and services for
communication enhancement.
InFocus Corp.(1)                               20,000           295,000
Manufactures data and video productions.
Newport Corp.                                   8,100           636,736
Produces automated assembly, measurement
and test equipment used for fiber-optic
communications.
Proxim, Inc.(1)                                25,000         1,075,000
Manufactures wireless local area
networking products.
Tekelec(1)                                     50,000         1,500,000
Enables networks to integrate enhanced
services.
-----------------------------------------------------------------------
                                                           $  4,196,736
-----------------------------------------------------------------------
Computer Software -- 7.8%
-----------------------------------------------------------------------
Bluestone Software, Inc.(1)                    40,000      $    605,000
Provides software for enterprise
interaction management.
HNC Software, Inc.(1)                          28,000           831,250
Provides software which detects debit
and credit card fraud and manages retail
inventories.
Interwoven, Inc.(1)                            12,000           791,250
Provides web content management
solutions.
Liberate Technologies, Inc.(1)                 28,000           381,500
Creates and distributes a software
platform for delivery of content and
services to communications companies.
Netegrity, Inc.(1)                             25,000         1,359,375
Provides software and services that
manage web based e-commerce
applications.
Numerical Technologies, Inc.(1)                13,000           234,812
Produces technology and software for use
in semiconductor design and testing.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Computer Software (continued)
-----------------------------------------------------------------------
Precise Software Solutions Ltd.(1)             19,000      $    470,250
Provider of business application
performance management solutions.
Retek, Inc.(1)                                 31,075           757,453
Provides Internet-based
business-to-business software solutions.
SERENA Software, Inc.(1)                       35,000         1,198,204
Provides eBusiness infrastructure
software change management solutions.
Synplicity, Inc.(1)                             3,500            50,750
Supplier of design automation systems to
create and verify semiconductor
technologies.
TIBCO Software, Inc.(1)                         9,000           431,437
Provides software for e-commerce, and
information delivery over the Internet.
WatchGuard Technologies, Inc.(1)               33,000         1,043,625
Provides Internet security solutions.
-----------------------------------------------------------------------
                                                           $  8,154,906
-----------------------------------------------------------------------
Drugs -- 2.5%
-----------------------------------------------------------------------
Adolor Corp.(1)                                17,000      $    374,000
Biopharmaceutical company focused on
products for pain treatment.
Alkermes, Inc.(1)                              11,000           345,125
Biopharmaceutical company creating
products for alternative means of
injecting drugs into the body.
Cell Therapeutics, Inc.(1)                      7,000           315,437
Biopharmaceutical firm focused on
developing treatments for cancer.
Cephalon, Inc.(1)                               8,000           506,500
Created and markets a drug called
PROVIGIL for treating daytime sleepiness
associated with narcolepsy.
Esperion Therapeutics, Inc.(1)                 27,000           293,625
Discovers and develops pharmaceutical
products for the treatment of
cardiovascular disease.
POZEN, Inc.(1)                                 11,000           200,750
Pharmaceutical company engaged in the
development of products in targeted
therapeutic areas.
Tanox, Inc.(1)                                 13,500           529,031
Develops antibodies to treat infectious
diseases and cancer.
-----------------------------------------------------------------------
                                                           $  2,564,468
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Education -- 5.8%
-----------------------------------------------------------------------
Apollo Group, Inc.(1)                          43,000      $  2,115,062
Adult education services.
Career Education Corp.(1)                      30,000         1,173,750
Operates and owns private, post
secondary institutions.
DeVry, Inc.(1)                                 47,000         1,774,250
Higher education company.
Edison Schools, Inc.(1)                        30,000           945,000
Manages elementary and secondary public
schools.
-----------------------------------------------------------------------
                                                           $  6,008,062
-----------------------------------------------------------------------
Electrical Equipment -- 0.9%
-----------------------------------------------------------------------
Pemstar, Inc.(1)                               60,000      $    528,750
Electronic manufacturing service company
providing outsourcing services to
original manufacturers of technology and
medical products.
Plexus Corp.(1)                                13,000           395,078
Contract developer and manufacturer of
electronic products.
-----------------------------------------------------------------------
                                                           $    923,828
-----------------------------------------------------------------------
Electronics - Instruments -- 1.0%
-----------------------------------------------------------------------
Cognex Corp.(1)                                22,000      $    486,750
Provides machine vision systems which
are used to automate the manufacturing
process.
Digimarc Corp.(1)                              18,000           297,000
Provides digital watermarking
technologies.
Keithley Instruments, Inc.                      7,000           301,437
Develops and manufactures measurement
systems for high-performance production
testing.
-----------------------------------------------------------------------
                                                           $  1,085,187
-----------------------------------------------------------------------
Electronics - Semiconductors -- 7.2%
-----------------------------------------------------------------------
Alpha Industries, Inc.(1)                      21,000      $    777,000
Manufactures semiconductors for wireless
voice and data and broadband
communications.
Applied Micro Circuits Corp.(1)                13,556         1,017,336
Provides semiconductor chips which move
large amounts of information at high
speeds.
Dallas Semiconductor Corp.                     37,000           948,125
Designs, manufactures, and markets
electronic chips and chip-based
subsystems.
Dupont Photomasks, Inc.(1)                     12,000           634,126
Provides equipment to
semiconductor manufacturers.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Electronics - Semiconductors (continued)
-----------------------------------------------------------------------
Elantec Semiconductor, Inc.(1)                 15,000      $    416,250
Manufactures circuits for use in
communications markets.
Exar Corp.(1)                                  40,000         1,239,376
Designs and sells semiconductors for use
in communications and video and imaging
products.
Micrel, Inc.(1)                                20,000           673,750
Designs and sells analog integrated
circuits.
Microchip Technology, Inc.(1)                  15,750           345,516
Manufactures specialized semiconductors.
Millipore Corp.                                12,000           756,000
Makes purification and filtration
products for semiconductor equipment
manufacturers.
Pixelworks, Inc.(1)                            15,000           335,625
Develops solutions that enable visual
display of broadband content.
Three-Five Systems, Inc.(1)                    20,000           360,000
Designs and manufactures custom liquid
crystal display components and
technology.
-----------------------------------------------------------------------
                                                           $  7,503,104
-----------------------------------------------------------------------
Foods -- 0.5%
-----------------------------------------------------------------------
Flowers Industries, Inc.                       30,000      $    472,500
Producer of baked goods including Mrs.
Smith's and Keebler brands.
-----------------------------------------------------------------------
                                                           $    472,500
-----------------------------------------------------------------------
Health Services -- 2.5%
-----------------------------------------------------------------------
MedQuist, Inc.(1)                               1,155      $     18,480
Provides electronic transcription and
data management services to the
healthcare industry.
MiniMed, Inc.(1)                               22,000           924,689
Developer and manufacturer of medical
devices focusing on diabetics.
Province Healthcare Co.(1)                     19,000           748,125
Acquires and operates rural hospitals.
Renal Care Group, Inc.(1)                      35,000           959,767
Provides dialysis to patients with
chronic kidney failure.
-----------------------------------------------------------------------
                                                           $  2,651,061
-----------------------------------------------------------------------
Information Services -- 5.4%
-----------------------------------------------------------------------
Acxiom Corp.(1)                                30,000      $  1,168,125
Database information services.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------
BISYS Group, Inc. (The)(1)                     50,000      $  2,606,250
Services financial institutions with
computer, administrative and marketing
support data processing services.
Cerner Corp.(1)                                13,000           601,250
Designs information systems for
hospitals, clinics and physicians.
IntraNet Solutions, Inc.(1)                    10,000           510,000
Provider of web content management
solutions.
Ixia(1)                                        17,000           388,875
Produces systems that measure the
performance of data communication
equipment.
Perot Systems Corp.(1)                         34,000           312,375
Provider of information technolgy
services and e-business solutions.
-----------------------------------------------------------------------
                                                           $  5,586,875
-----------------------------------------------------------------------
Investment Services -- 2.2%
-----------------------------------------------------------------------
Waddell & Reed Financial, Inc., Class A        60,000      $  2,257,500
Asset management services.
-----------------------------------------------------------------------
                                                           $  2,257,500
-----------------------------------------------------------------------
Medical - Biomed / Genetics -- 1.6%
-----------------------------------------------------------------------
Aviron(1)                                       2,700      $    180,394
Biopharmaceutical company focused on
disease prevention.
deCode Genetics, Inc.(1)                       15,000           157,500
Develops gene and drug target discovery
products for healthcare companies.
EntreMed, Inc.(1)                              10,000           172,500
Develops drugs which inhibit the
abnormal growth of new blood vessels.
Orchid Biosciences, Inc.(1)                    30,000           420,000
Provider of products and services for
scoring and genetic analysis.
PRAECIS Pharmaceuticals, Inc.(1)               14,150           413,888
Drug discovery company with research
focused on cancer treatment, Alzheimer's
disease and pain relief.
Sequenom, Inc.(1)                              20,000           280,000
Provides technology for the analysis of
biological data.
-----------------------------------------------------------------------
                                                           $  1,624,282
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Medical Products -- 5.9%
-----------------------------------------------------------------------
ArthroCare Corp.(1)                            28,000      $    546,000
Provides equipment used for ease in
performing surgeries.
Cyberonics, Inc.(1)                            22,000           511,500
Designs and develops systems for the
treatment of epilepsy and other
neurological diseases.
Cytyc Corp.(1)                                 15,000           938,438
Manufactures sample-preparation systems
for use in medical testing.
Haemonetics Corp.(1)                           35,000         1,080,625
Designs and manufactures equipment for
the collection, processing and surgical
salvage of blood.
Novoste Corp.(1)                               25,000           687,500
Provides equipment for use in medical
procedures.
Resmed, Inc.(1)                                20,000           797,500
Makes devices that help diagnose and
treat obstructive sleep apnea.
Thermo Cardiosystems, Inc.(1)                  68,600           600,250
Manufactures implantable left
ventricular-assist systems.
Thoratec Laboratories Corp.(1)                 40,000           440,000
Develops and manufactures medical
devices for blood circulation support.
Zoll Medical Corp.(1)                          15,000           525,938
Develops and manufactures cardiac
resuscitation devices.
-----------------------------------------------------------------------
                                                           $  6,127,751
-----------------------------------------------------------------------
Metals - Industrial -- 1.2%
-----------------------------------------------------------------------
Shaw Group, Inc.(1)                            20,000      $  1,000,000
Provider of complete piping systems and
construction services.
Stillwater Mining Co.(1)                        5,500           216,425
Explores, develops and mines platinum
and palladium.
-----------------------------------------------------------------------
                                                           $  1,216,425
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.4%
-----------------------------------------------------------------------
Core Laboratories N.V.(1)                      50,000      $  1,365,625
Analyzes petroleum fluids for oil
companies.
Varco International, Inc.(1)                   22,050           479,588
Provider of oil field products and
services.
Veritas DGC, Inc.(1)                           20,000           646,000
Gathers seismic data for oil and gas
companies.
-----------------------------------------------------------------------
                                                           $  2,491,213
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.1%
-----------------------------------------------------------------------
Cross Timbers Oil Co.                          45,000      $  1,248,750
Emerging growth energy company with good
exploration track record.
Louis Dreyfus Natural Gas(1)                   15,940           730,251
Niche developer and driller of gas
properties.
Newfield Exploration Co.(1)                    20,000           948,750
Acquires and develops energy properties
in the U.S.
Noble Affiliates, Inc.                         20,000           920,000
Explores and produces oil and gas in the
U.S., Canada and Africa.
Nuevo Energy Co.(1)                            20,000           346,250
Explores and produces natural gas and
oil.
Stone Energy Corp.(1)                          10,000           645,500
Acquires and develops oil and natural
gas in the Gulf Coastal basin.
Vintage Petroleum, Inc.                        21,000           451,500
Buys oil producing properties in the
U.S. and South America.
-----------------------------------------------------------------------
                                                           $  5,291,001
-----------------------------------------------------------------------
Publishing -- 1.1%
-----------------------------------------------------------------------
Belo (A.H.) Corp.                              70,000      $  1,120,000
Newspaper publisher and TV station
owner.
-----------------------------------------------------------------------
                                                           $  1,120,000
-----------------------------------------------------------------------
Retail - Food and Drug -- 2.4%
-----------------------------------------------------------------------
Duane Reade, Inc.(1)                           25,000      $    764,063
Drug store chain.
Sonic Corp.(1)                                 45,000         1,049,063
Largest chain of service drive-ins in
the U.S.
Whole Foods Market, Inc.(1)                    12,000           733,500
Retailer of natural foods.
-----------------------------------------------------------------------
                                                           $  2,546,626
-----------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.5%
-----------------------------------------------------------------------
Callaway Golf Co.                              22,000      $    409,750
Manufactures and markets premium priced
golf clubs and apparel.
Coach, Inc.(1)                                 36,000         1,035,000
Retailer of high-quality clothing.
Men's Wearhouse, Inc. (The)(1)                 50,000         1,362,500
Specialty apparel chain.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Retail - Specialty and Apparel (continued)
-----------------------------------------------------------------------
Pacific Sunwear of California, Inc.(1)         75,000      $  1,921,875
Specialty retailer of teenage apparel.
-----------------------------------------------------------------------
                                                           $  4,729,125
-----------------------------------------------------------------------
Semiconductor Equipment -- 1.2%
-----------------------------------------------------------------------
LTX Corp.(1)                                   20,000      $    259,062
Designs test equipment for
semiconductor companies.
Pericom Semiconductor Corp.(1)                 24,000           444,000
Develops semiconductors for notebook
computing and networking.
PRI Automation, Inc.(1)                        30,000           562,500
Material handling equipment for high
cost semiconductor wafers.
-----------------------------------------------------------------------
                                                           $  1,265,562
-----------------------------------------------------------------------
Semiconductors -- 0.5%
-----------------------------------------------------------------------
Actel Corp.(1)                                 22,000      $    532,125
Integrated circuits producer.
-----------------------------------------------------------------------
                                                           $    532,125
-----------------------------------------------------------------------
Software Services -- 6.0%
-----------------------------------------------------------------------
About.com, Inc.(1)                             11,000      $    296,313
Internet information provider.
Advent Software, Inc.(1)                       25,000         1,001,563
Provides software integrating the
investment management process.
Bottomline Technologies, Inc.(1)               13,000           333,938
Offers software products that provide
companies with electronic bill
functionality.
Critical Path, Inc.(1)                         10,000           307,500
Provider of Internet messaging and
collaboration solutions.
Embarcadero Technologies, Inc.(1)              16,000           720,000
Provides software for creation and
management of e-business applications.
Kana Communications, Inc.(1)                   20,000           230,000
Delivers Internet e-business
applications including portal
construction.
Keynote Systems, Inc.(1)                       20,000           283,750
Internet performance management company,
offering services to companies running
e-commerce websites.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Software Services (continued)
-----------------------------------------------------------------------
NetIQ Corp.(1)                                  8,000      $    699,000
Provides performance and availability
management software for Windows NT-based
systems.
Peregrine Systems, Inc.(1)                     20,000           395,000
Creates software to aid in managing and
monitoring business through the use of a
network.
Selectica, Inc.(1)                              8,000           193,500
Develops software that allow companies
to sell complex products through the
Internet.
SilverStream Software, Inc.(1)                 30,000           618,750
Provides application server software and
services.
SonicWALL, Inc.(1)                             27,000           438,750
Provides Internet security solutions.
Verity, Inc.(1)                                33,000           794,063
Makes software for accessing information
in multiple formats.
-----------------------------------------------------------------------
                                                           $  6,312,127
-----------------------------------------------------------------------
Telecommunications - Services -- 3.5%
-----------------------------------------------------------------------
Alamosa PCS Holdings, Inc.(1)                  31,000      $    248,000
Provider of wireless personal
communication services.
Alliance Fiber Optic Products, Inc.(1)         17,800           106,800
Manufactures optical components for
communication equipment manufacturer.
Avici Systems, Inc.(1)                         15,000           369,375
Develops high speed data networking
equipment.
Celeritek, Inc.(1)                             20,000           762,500
Produces radio products for
wireless communications.
Computer Access Technology Corp.(1)            30,000           307,500
Provider of verification systems for
emerging communication technologies.
MCK Communications, Inc.(1)                    28,000           236,250
Provides remote voice access products.
New Focus, Inc.(1)                              9,000           312,750
Manufactures fiber optic products for
optical networks.
Novatel Wireless, Inc.(1)                      10,800           133,650
Provider of wireless data modems and
software.
Oplink Communications, Inc.(1)                  6,000           108,375
Provides fiber optic components for
communications providers.
Predictive Systems, Inc.(1)                    18,300           130,960
Offers network design, management and
security services.
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Telecommunications - Services (continued)
-----------------------------------------------------------------------
SBA Communications Corp.(1)                    17,000      $    698,063
Owner and operator of wireless
communications infrastructure.
Ulticom, Inc.(1)                                8,000           272,500
Provides network signaling software for
wireless and internet comunication
services.
-----------------------------------------------------------------------
                                                           $  3,686,723
-----------------------------------------------------------------------
Transportation -- 1.3%
-----------------------------------------------------------------------
Swift Transportation Co., Inc.(1)              70,000      $  1,386,875
Regional truckload carrier offering
computerized tracking services.
-----------------------------------------------------------------------
                                                           $  1,386,875
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $87,503,341)                           $100,636,058
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 3.4%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
American Express Credit Corp.,
6.48%, 1/2/01                                 $ 3,596      $  3,595,353
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,595,353)                         $  3,595,353
-----------------------------------------------------------------------
Total Investments -- 99.8%
   (identified cost $91,098,694)                           $104,231,411
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.2%                     $    197,440
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $104,428,851
-----------------------------------------------------------------------

 Company descriptions are unaudited.
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $91,098,694)         $104,231,411
Cash                                            56,035
Receivable for investments sold                169,977
Dividends receivable                             2,618
Prepaid expenses                                   919
------------------------------------------------------
TOTAL ASSETS                              $104,460,960
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable to affiliate for Trustees' fees   $      2,838
Accrued expenses                                29,271
------------------------------------------------------
TOTAL LIABILITIES                         $     32,109
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $104,428,851
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 91,296,134
Net unrealized appreciation (computed on
   the basis of identified cost)            13,132,717
------------------------------------------------------
TOTAL                                     $104,428,851
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2000
Investment Income
------------------------------------------------------
Interest                                  $    436,793
Dividends                                      156,505
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    593,298
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    720,728
Trustees' fees and expenses                     13,015
Custodian fee                                   90,194
Legal and accounting services                   29,688
Miscellaneous                                    3,595
------------------------------------------------------
TOTAL EXPENSES                            $    857,220
------------------------------------------------------

NET INVESTMENT LOSS                       $   (263,922)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  6,114,497
------------------------------------------------------
NET REALIZED GAIN                         $  6,114,497
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(15,749,298)
------------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $(15,749,298)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $ (9,634,801)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $ (9,898,723)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         YEAR ENDED
IN NET ASSETS                             DECEMBER 31, 2000  DECEMBER 31, 1999
------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (263,922) $        (263,206)
   Net realized gain                              6,114,497         23,608,135
   Net change in unrealized
      appreciation (depreciation)               (15,749,298)         8,998,971
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $      (9,898,723) $      32,343,900
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $      31,114,991  $       9,273,480
   Withdrawals                                  (24,610,799)       (12,544,323)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $       6,504,192  $      (3,270,843)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $      (3,394,531) $      29,073,057
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of year                      $     107,823,382  $      78,750,325
------------------------------------------------------------------------------
AT END OF YEAR                            $     104,428,851  $     107,823,382
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------
                                    2000         1999         1998        1997        1996
--------------------------------------------------------------------------------------------
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                           0.74%        0.76%       0.76%       0.75%       0.76%
   Net investment income
      (loss)                         (0.23)%      (0.32)%     (0.26)%     (0.10)%      0.18%
Portfolio Turnover                     136%         103%        116%        156%         91%
--------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $104,429     $107,823     $78,750     $77,969     $82,947
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to achieve growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sales prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded or on such National Market System. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded or, in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Securities for which market quotations are unavailable and other assets will be appraised at their fair market value as determined in good faith by or at the direction of the Trustees of the Portfolio.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For year ended December 31, 2000, $1,175 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended December 31, 2000, the fee amounted

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

NOTES TO FINANCIAL STATEMENTS CONT'D

   to $720,728. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2000, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $151,176,568 and $144,914,730, respectively.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $92,014,323
    -----------------------------------------------------
    Gross unrealized appreciation             $21,543,082
    Gross unrealized depreciation              (9,325,994)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $12,217,088
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2000.

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At December 31, 2000, there were no outstanding obligations under these financial instruments.

SPECIAL EQUITIES PORTFOLIO AS OF DECEMBER 31, 2000

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SPECIAL EQUITIES PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Special Equities Portfolio, (the "Portfolio") at December 31, 2000, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 9, 2001

EATON VANCE SPECIAL EQUITIES FUND AS OF DECEMBER 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

SPECIAL EQUITIES PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant